UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        August 11, 2009


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $2,153,041 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AUTOMATIC DATA PROCESSIN	COMMON		053015103  166958  4711000 SH		SOLE			0  4528200  182800
AVON PRODS INC			COMMON		054303102   62691  2431750 SH		SOLE			0  2338500   93250
BERKSHIRE HATHAWAY INC B	COMMON		084670207   79314    27390 SH		SOLE			0    26334    1056
COCA COLA CO			COMMON		191216100  175840  3664100 SH		SOLE			0  3522800  141300
CONOCOPHILLIPS			COMMON		20825C104   29442   700000 SH		SOLE			0   673100   26900
DISNEY WALT CO			COM DISNEY	254687106  121496  5207727 SH		SOLE			0  5012253  195474
GENERAL ELEC CO			COMMON		369604103   46803  3993420 SH		SOLE			0  3837820  155600
GOLDMAN SACHS GROUP INC		COMMON		38141G104   96168   652250 SH		SOLE			0   626400   25850
INTERNATIONAL BUSINESS M	COMMON		459200101  220505  2111715 SH		SOLE			0  2029765   81950
JOHNSON & JOHNSON		COMMON		478160104  171303  3015900 SH		SOLE			0  2898400  117500
LOWES COS INC			COMMON		548661107  119750  6169500 SH		SOLE			0  5932100  237400
MICROSOFT CORP			COMMON		594918104  137536  5786100 SH		SOLE			0  5562600  223500
PEPSICO INC			COMMON		713448108  142179  2586950 SH		SOLE			0  2486700  100250
PROCTER & GAMBLE CO		COMMON		742718109  160715  3145100 SH		SOLE			0  3023900  121200
SCHLUMBERGER LTD		COMMON		806857108   92006  1700350 SH		SOLE			0  1635200   65150
3M CO				COMMON		88579Y101   89056  1481800 SH		SOLE			0  1424400   57400
WAL MART STORES INC		COMMON		931142103  155822  3216800 SH		SOLE			0  3094400  122400
WELLS FARGO & CO NEW		COMMON		949746101   85458  3522600 SH		SOLE			0  3387100  135500

